PROPERTY, PLANT AND EQUIPMENT - Movements (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT
Opening balance	$ 716,379,127	$ 605,576,545
Additions		132,881,206
Right-of use additions		9,070,997
Disposals	(2,923,921)	(3,798,908)
Depreciation expense	(104,975,496)	(93,598,773)
Amortization	(9,993,249)	(8,386,063)
Increase (decrease) due to foreign currency translation differences	36,029,318	82,954,257
Other increase (decrease)	(9,969,798)	(8,320,134)
Total movements	81,842,132	110,802,582
Ending balance	798,221,259	716,379,127
Construction in progress
PROPERTY, PLANT AND EQUIPMENT
Opening balance	56,280,594	34,194,083
Additions	75,269,957	61,100,226
Disposals	(32,456)	(74,476)
Transfers between items of Property, plant and equipment	(84,598,804)	(39,845,790)
Increase (decrease) due to foreign currency translation differences	4,263,117	6,513,216
Other increase (decrease)	(2,012,841)	(5,606,665)
Total movements	(7,111,027)	22,086,511
Ending balance	49,169,567	56,280,594
Land
PROPERTY, PLANT AND EQUIPMENT
Opening balance	101,286,107	94,321,726
Transfers between items of Property, plant and equipment	159,232
Increase (decrease) due to foreign currency translation differences	3,461,539	6,964,382
Other increase (decrease)		(1)
Total movements	3,620,771	6,964,381
Ending balance	104,906,878	101,286,107
Constructions and buildings
PROPERTY, PLANT AND EQUIPMENT
Opening balance	203,343,125	180,916,878
Additions	867,990	3,708,881
Disposals	(16,174)	(276,312)
Transfers between items of Property, plant and equipment	10,014,587	4,370,826
Depreciation expense	(8,477,029)	(7,862,888)
Increase (decrease) due to foreign currency translation differences	11,105,445	21,941,520
Other increase (decrease)	3,614,645	544,220
Total movements	17,109,464	22,426,247
Ending balance	220,452,589	203,343,125
Plant and equipment, net
PROPERTY, PLANT AND EQUIPMENT
Opening balance	169,651,555	145,790,203
Additions	21,280,010	19,025,057
Disposals	(538,429)	(277,845)
Transfers between items of Property, plant and equipment	33,485,897	21,182,049
Depreciation expense	(35,372,214)	(32,058,439)
Increase (decrease) due to foreign currency translation differences	7,324,221	23,364,406
Other increase (decrease)	(1,748,181)	(7,373,876)
Total movements	24,431,304	23,861,352
Ending balance	194,082,859	169,651,555
IT Equipment
PROPERTY, PLANT AND EQUIPMENT
Opening balance	5,613,217	4,878,307
Additions	922,233	1,428,080
Disposals	(15,105)	(3,896)
Transfers between items of Property, plant and equipment	3,487,406	751,603
Depreciation expense	(2,641,086)	(2,219,235)
Increase (decrease) due to foreign currency translation differences	43,790	658,167
Other increase (decrease)	325,092	120,191
Total movements	2,122,330	734,910
Ending balance	7,735,547	5,613,217
Fixed facilities and accessories
PROPERTY, PLANT AND EQUIPMENT
Opening balance	23,099,121	17,647,892
Additions	74,995	12,068
Disposals		(11)
Transfers between items of Property, plant and equipment	3,384,472	606,279
Depreciation expense	(3,365,827)	(3,700,948)
Increase (decrease) due to foreign currency translation differences	1,282,713	3,080,061
Other increase (decrease)	1,265,589	5,453,780
Total movements	2,641,942	5,451,229
Ending balance	25,741,063	23,099,121
Vehicles. net
PROPERTY, PLANT AND EQUIPMENT
Opening balance	19,184,600	16,410,784
Additions	636,420	171,420
Disposals	(4,522)	(9,573)
Transfers between items of Property, plant and equipment	16,037,695	4,771,885
Depreciation expense	(5,524,208)	(4,054,092)
Increase (decrease) due to foreign currency translation differences	852,241	2,264,353
Other increase (decrease)	(23,272)	(370,177)
Total movements	11,974,354	2,773,816
Ending balance	31,158,954	19,184,600
Leasehold improvements, net
PROPERTY, PLANT AND EQUIPMENT
Opening balance	113,289	59,142
Additions	10,275	8,738
Transfers between items of Property, plant and equipment	51,403	88,345
Depreciation expense	(68,741)	(51,774)
Increase (decrease) due to foreign currency translation differences	10,324	8,840
Other increase (decrease)	(36,364)	(2)
Total movements	(33,103)	54,147
Ending balance	80,186	113,289
Others
PROPERTY, PLANT AND EQUIPMENT
Opening balance	114,153,544	90,020,253
Additions	68,730,337	47,426,736
Disposals	(2,249,837)	(3,156,795)
Transfers between items of Property, plant and equipment	17,940,342	8,074,803
Depreciation expense	(49,526,391)	(43,651,397)
Increase (decrease) due to foreign currency translation differences	6,450,271	16,399,966
Other increase (decrease)	(11,200,643)	(960,022)
Total movements	30,144,079	24,133,291
Ending balance	144,297,623	114,153,544
Rights-of-use, net
PROPERTY, PLANT AND EQUIPMENT
Opening balance	23,653,975	21,337,277
Right-of use additions	5,883,061	9,070,997
Disposals	(67,398)
Transfers between items of Property, plant and equipment	37,770
Amortization	(9,993,249)	(8,386,063)
Increase (decrease) due to foreign currency translation differences	1,235,657	1,759,346
Other increase (decrease)	(153,823)	(127,582)
Total movements	(3,057,982)	2,316,698
Ending balance	$ 20,595,993	$ 23,653,975